Average Annual Total Returns - SA Multi-Managed Moderate Growth Portfolio	Class 1 1 Year	Class 1 5 Years	Class 1 10 Years	Class 2 1 Year	Class 2 5 Years	Class 2 10 Years	Class 3 1 Year	Class 3 5 Years	Class 3 10 Years	Blended Index 1 Year	Blended Index 5 Years	Blended Index 10 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 10 Years	FTSE Treasury Bill 3 Month Index (reflects no deduction for fees, expenses or taxes) 1 Year	FTSE Treasury Bill 3 Month Index (reflects no deduction for fees, expenses or taxes) 5 Years	FTSE Treasury Bill 3 Month Index (reflects no deduction for fees, expenses or taxes) 10 Years	Russell 1000® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 1000® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 1000® Index (reflects no deduction for fees, expenses or taxes) 10 Years	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes) 10 Years	Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 10 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	38.49%	13.77%	10.45%	38.19%	13.60%	10.28%	38.06%	13.48%	10.18%	15.80%	10.56%	9.24%	7.51%	4.44%	3.84%	0.58%	1.16%	0.60%	20.96%	15.60%	14.01%	38.49%	21.00%	17.21%	19.96%	13.26%	11.20%	18.40%	15.22%	13.88%